Turnover and Segment Information - Segment Profit and Operating Profit (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment profit
Operating profit	£ 6,961	£ 5,483	£ 4,087
Finance income	98	81	65
Finance costs	(912)	(798)	(734)
Profit on disposal of interest in associates		3	94
Share of after tax profits of associates and joint ventures	74	31	13
Profit before taxation	6,221	4,800	3,525
Taxation	(953)	(754)	(1,356)
Profit after taxation for the year	5,268	4,046	2,169
Depreciation and amortisation by segment
Total depreciation and amortisation	2,334	1,856	1,922
PP&E, intangible asset and goodwill impairment by segment
Total impairment	826	350	1,069
PP&E and intangible asset impairment reversals by segment
Total impairment reversals	(25)	(13)	(52)
Net operating assets	42,827	23,037
Net debt	(25,215)	(21,621)
Investments in associates and joint ventures	314	236	183
Derivative financial instruments	335	129
Current and deferred taxation	(270)	1,723
Assets held for sale (excluding cash and cash equivalents)	366	168
Net assets	18,357	3,672
Operating Segments [member]
Segment profit
Operating profit	9,435	9,204	8,944
Depreciation and amortisation by segment
Total depreciation and amortisation	1,478	1,170	1,187
PP&E, intangible asset and goodwill impairment by segment
Total impairment	186	75	71
PP&E and intangible asset impairment reversals by segment
Total impairment reversals	(7)	(5)	(16)
Net operating assets	41,381	21,896
Corporate and Other Unallocated [member]
Segment profit
Operating profit	(463)	(459)	(376)
Depreciation and amortisation by segment
Total depreciation and amortisation	79	106	144
PP&E, intangible asset and goodwill impairment by segment
Total impairment	19	14	3
PP&E and intangible asset impairment reversals by segment
Total impairment reversals	(3)
Net operating assets	1,446	1,141
Other Reconciling Items between Segment Profit and Operating Profit [member]
Segment profit
Operating profit	(2,011)	(3,262)	(4,481)
Depreciation and amortisation by segment
Total depreciation and amortisation	777	580	591
PP&E, intangible asset and goodwill impairment by segment
Total impairment	621	261	995
PP&E and intangible asset impairment reversals by segment
Total impairment reversals	(15)	(8)	(36)
Pharmaceuticals [member] | Operating Segments [member]
Segment profit
Operating profit	7,964	8,420	8,667
Depreciation and amortisation by segment
Total depreciation and amortisation	606	506	551
PP&E, intangible asset and goodwill impairment by segment
Total impairment	137	51	38
PP&E and intangible asset impairment reversals by segment
Total impairment reversals	(6)	(4)	(13)
Net operating assets	1,722	869
Pharmaceuticals Research and Development [member] | Operating Segments [member]
Segment profit
Operating profit	(3,369)	(2,676)	(2,740)
Depreciation and amortisation by segment
Total depreciation and amortisation	230	123	96
PP&E, intangible asset and goodwill impairment by segment
Total impairment	16	15	10
PP&E and intangible asset impairment reversals by segment
Total impairment reversals		(1)	(2)
Net operating assets	4,503	502
Pharmaceuticals Including Research and Development [member] | Operating Segments [member]
Segment profit
Operating profit	4,595	5,744	5,927
Depreciation and amortisation by segment
Total depreciation and amortisation	836	629	647
PP&E, intangible asset and goodwill impairment by segment
Total impairment	153	66	48
PP&E and intangible asset impairment reversals by segment
Total impairment reversals	(6)	(5)	(15)
Net operating assets	6,225	1,371
Vaccines [member] | Operating Segments [member]
Segment profit
Operating profit	2,966	1,943	1,644
Depreciation and amortisation by segment
Total depreciation and amortisation	418	395	405
PP&E, intangible asset and goodwill impairment by segment
Total impairment	33	5	13
PP&E and intangible asset impairment reversals by segment
Total impairment reversals	(1)
Net operating assets	8,828	9,966
Consumer Healthcare [member] | Operating Segments [member]
Segment profit
Operating profit	1,874	1,517	1,373
Depreciation and amortisation by segment
Total depreciation and amortisation	224	146	135
PP&E, intangible asset and goodwill impairment by segment
Total impairment		4	10
PP&E and intangible asset impairment reversals by segment
Total impairment reversals			£ (1)
Net operating assets	£ 26,328	£ 10,559